REVENUE - Management Fee Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,743	$ 9,425
Amounts due to related parties	11,790	5,417
Related Parties | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	1,400	3,100
Amounts due to related parties	$ 200	$ 4,300